UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]:     Amendment Number: _
This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Invesco Private Capital, Inc.
Address:       1555 Peachtree Street, N.E.
               Atlanta, GA 30309

Form 13F File Number 028-12271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott A. Trapani
Title:     Chief Compliance Officer
Phone:     404-881-3435

Signature, Place, and Date of Signing:

/s/ Scott A. Trapani          Atlanta, GA          05/14/2013
[Signature]                  [City, State]          [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number         Name
028-12271                    Invesco Private Capital, Inc.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   14

Form 13F Information Table Value Total:   1,041,593 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number    Name
A     028-12271               Invesco Private Capital, Inc.(IPC)
1     028-13083               WL Ross & Co. LLC (WL ROSS)


SECURITY                 TITILE          CUSIP     MARKET     PAR      SH/  PUT/ INVEST-    OTHER    VOTING     VOTING  VOTING
DESCRIPTION              OF                        VALUE      VALUE    PRN  CALL MENT       MNGRS    SOLE       SHARED  NONE
                         CLASS                     THOUSANDS                     DISCRETION
Assured Guaranty Ltd.    Common Stock   G0585R106  408,807  19,835,370           DEFINED    WL ROSS  19,835,370    0     0
Bankunited Inc.          Common Stock   06652K103  209,818   8,189,631           DEFINED    WL ROSS   8,189,631    0     0
Cascade Bancorp          Common Stock   147154207   77,529  11,468,750           DEFINED    WL ROSS  11,468,750    0     0
Exco Resources Inc.      Common Stock   269279402  224,624  31,504,077           DEFINED    WL ROSS  31,504,077    0     0
Sun Bancorp Inc.         Common Stock   86663B102   72,562  21,279,241           DEFINED    WL ROSS  21,279,241    0     0
Callidus Software, Inc.  Common Stock   13123E500    6,989   1,471,406           DEFINED    IPC       1,471,406    0     0
Cyclacel Pharmaceuticals Common Stock   23254L306      650     116,316           DEFINED    IPC         116,316    0     0
E2Open, Inc.             Common Stock   29788A104   26,948   1,351,450           DEFINED    IPC       1,351,450    0     0
Infinera, Inc.           Common Stock   45667G103      324      46,275           DEFINED    IPC          46,275    0     0
ZipRealty                Common Stock   98974V107       81      22,282           DEFINED    IPC          22,282    0     0
MetroPCS                 Common Stock   591708102    1,090     100,000           DEFINED    IPC         100,000    0     0
Harmonic, Inc.           Common Stock   413160102    3,583     618,846           DEFINED    IPC         618,846    0     0
LipoScience, Inc.        Common Stock   53630M108    7,611     724,213           DEFINED    IPC         724,213    0     0
Select Medical           Common Stock   81619Q105      977     108,500           DEFINED    IPC         108,500    0     0

Grand Total (in Thousands)                       1,041,593
Total Count                                             14
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